Discontinued operations and disposal groups (Tables)	12 Months Ended
Dec. 31, 2025
Assets held for sale
Schedule of discontinued operations

	2025	2024	2023
	$’m	$’m	$’m

Revenue	193.5	184.0	200.2
Cost of sales	(180.2)	(156.9)	(146.7)
Administrative expenses	(49.7)	(66.5)	(47.3)
Impairment of held for sale assets:
Impairment of goodwill	(181.7)	(87.9)	—
Impairment of other non-current assets	(277.7)	—	—
Other income	3.3	2.4	—
Operating (loss)/income	(492.5)	(124.9)	6.2
Finance income	8.4	6.3	6.7
Finance costs	(87.2)	(80.9)	(79.5)
Loss before tax from discontinued operations	(571.3)	(199.5)	(66.6)
Income tax benefit/(expense):
Related to pre tax loss from the ordinary activities	28.9	35.3	(4.7)
Related to remeasurement to fair value less costs to sell	64.8	—	—
Loss from discontinued operation	(477.6)	(164.2)	(71.3)

Other comprehensive income:
Exchange differences on translation of foreign operations	132.9	(286.7)	94.7
Other comprehensive income/(loss) for the year, net of taxes	132.9	(286.7)	94.7

Total comprehensive (loss)/income for the year	(344.7)	(450.9)	23.4

Net cash from operating activities	125.4	118.8	93.9
Net cash used in investing activities	(80.4)	(123.2)	(172.5)
Net cash (used in)/from financing activities	(67.7)	(5.1)	76.3
Net decrease in cash by the discontinued operation	(22.7)	(9.5)	(2.3)

Assets held for sale

	Tower businesses	I-Systems	Total
	$’m	$’m	$’m

Non‑current assets
Property, plant and equipment(a)	293.3	269.4	562.7
Right-of-use assets(a)	244.6	0.7	245.3
Other intangible assets(a)	194.9	137.1	332.0
Deferred income tax assets(a)	138.4	6.1	144.5
Trade and other receivables	69.9	5.3	75.2

Current assets
Trade and other receivables	39.3	26.4	65.7
Cash and cash equivalents	16.9	10.7	27.6
Assets held for sale	997.3	455.7	1,453.0

Non‑current liabilities
Trade and other payables	-	(5.5)	(5.5)
Borrowings	-	(82.8)	(82.8)
Lease liabilities	(232.0)	(0.5)	(232.5)
Provisions for other liabilities and charges	(36.8)	-	(36.8)
Deferred income tax liabilities	(14.0)	-	(14.0)

Current liabilities
Trade and other payables	(42.6)	(23.6)	(66.2)
Borrowings	-	(13.9)	(13.9)
Lease liabilities	(40.9)	(0.4)	(41.3)
Liabilities held for sale	(366.3)	(126.7)	(493.0)
(a)	Note that the above values reflect the impairment and associated tax impact recognised on reclassification to held for sale and therefore do not agree to the amounts reclassified from the relevant balance sheet line items for continuing operations.